DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Document Type	POS AM
Document Period End Date	Dec. 31, 2019
Amendment Flag	true
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE CO OF AMERICA
Entity Central Index Key	0000835357
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Amendment Description	This Amendment No.1 to Form S-1 is being filed to register an additional dollar amount of interests in the EFLOA MSO and to carry forward the total dollar amount of unsold interests under the MSO previously registered